Unaudited Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
INTEREST INCOME:
Interest and fees on loans	$ 35,734	$ 36,669	$ 36,679
Interest and dividends on securities	1,204	1,872	2,070
Other interest income	490	593	609
TOTAL INTEREST INCOME	37,428	39,134	39,358
INTEREST EXPENSE:
Deposits	2,872	4,101	5,290
Advances from Federal Home Loan Bank	3,878	3,979	3,878
TOTAL INTEREST EXPENSE	6,750	8,080	9,168
NET INTEREST INCOME	30,678	31,054	30,190
PROVISION FOR LOAN LOSSES	400	1,910	3,900
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	30,278	29,144	26,290
NON-INTEREST INCOME:
Total other-than temporary impairment losses	0	(35)	(532)
Portion of impairment losses recognized in other comprehensive loss	0	(93)	246
Net impairment losses recognized in earnings	0	(128)	(286)
Service charges and other	14,718	14,341	14,779
Gain on sale of premises and equipment	0	205	103
Gain on equity securities	42	167	96
Gain on sale of loans	2,267	95	25
Other income	814	830	826
TOTAL NON-INTEREST INCOME	17,841	15,510	15,543
NON-INTEREST EXPENSE:
Compensation and employee benefits	19,768	18,425	16,717
Occupancy, equipment and data processing expense	6,919	6,500	6,120
Marketing and professional fees	3,389	3,123	2,776
Deposit insurance premiums	480	550	725
Louisiana shares tax	406	568	577
Other operating expenses	4,029	4,548	4,216
TOTAL NON-INTEREST EXPENSE	34,991	33,714	31,131
INCOME BEFORE INCOME TAXES	13,128	10,940	10,702
INCOME TAXES	4,397	3,655	3,474
NET INCOME	$ 8,731	$ 7,285	$ 7,228
BASIC EARNINGS PER COMMON SHARE	$ 4.29	$ 3.55	$ 3.49
DILUTED EARNINGS PER COMMON SHARE	$ 4.22	$ 3.51	$ 3.45
DIVIDENDS PER SHARE	$ 1.48	$ 1.46	$ 1.44